Submission	Jun. 02, 2025
Submission [Line Items]
Central Index Key	0001037038
Registrant Name	RALPH LAUREN CORP
Registration File Number	333-287632
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES